Debt - Summary of Long-term Debt (Detail) $ in Millions, $ in Millions		12 Months Ended
	Jan. 22, 2024	Jan. 31, 2025 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current		$ 53.8	$ 58.1
Maturity date	January 22, 2031
Non-current		2,871.3	2,705.0
Carrying amount		2,925.1	2,763.1			$ 2,790.2
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount		88.0	109.1
Carrying amount		$ 125.8	$ 153.4			$ 178.8
Term loans [member] | Tranche one [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		May 2027	May 2027
Contractual interest		6.41%	7.43%	6.41%	7.43%
Effective interest rate		6.61%	7.71%	6.61%	7.71%
Outstanding nominal amount				$ 465.7	$ 465.7
Carrying amount		$ 673.6	$ 623.4
Term loans [member] | Tranche two [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		December 2029	December 2029
Contractual interest		7.06%	8.08%	7.06%	8.08%
Effective interest rate		7.31%	8.41%	7.31%	8.41%
Outstanding nominal amount				$ 488.8	$ 493.8
Carrying amount		$ 706.9	$ 661.0
Term loans [member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date		January 2031	January 2031
Contractual interest		7.06%	8.08%	7.06%	8.08%
Effective interest rate		7.20%	8.23%	7.20%	8.23%
Outstanding nominal amount				$ 987.5	$ 997.5
Carrying amount		$ 1,418.8	$ 1,325.3
Bottom of range [member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Mar. 2025	Mar. 2024
Contractual interest		0.93%	0.87%	0.93%	0.87%
Effective interest rate		2.02%	1.90%	2.02%	1.90%
Top of range [member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Dec. 2030	Dec. 2030
Contractual interest		3.89%	5.14%	3.89%	5.14%
Effective interest rate		6.50%	6.28%	6.50%	6.28%